UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended September 30, 2010


Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Pennant Master Fund, L.P.

Address:  P.O. Box 30362, SMB, 3rd Floor
          George Town, Grand Cayman
          Cayman Islands, B.W.I.

13F File Number: 028-13560


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:     Pennant General Partner, LLC
Name:   Alan Fournier
Title:  Managing Member
Phone:  (973) 701-1100


Signature, Place and Date of Signing:


/s/ Alan Fournier              Chatham, New Jersey          November 15, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



List of Other Managers Reporting for this Manager:

         Form 13F File Number              Name
         --------------------              -------------------------------
         028-10370                         Pennant Capital Management, LLC





SK 03461 0009 1142987